Income Taxes - Schedule of Cash Payments for Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income before income tax	$ 339	$ 156	$ 227
PRC [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income before income tax	203	18	38
Other foreign jurisdictions [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income before income tax	$ 136	$ 138	$ 189